As filed with the Securities and Exchange Commission on January 13, 2000

                                                              File Nos. 33-500
                                                                        811-4418

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
             Registration Statement Under the Securities Act of 1933
                         Post-Effective Amendment No. 30
                                       and
         Registration Statement Under the Investment Company Act of 1940
                                Amendment No. 32

                                 --------------


                         CALIFORNIA INVESTMENT TRUST II
             (Exact Name of Registrant as Specified in its Charter)

        44 Montgomery Street, Suite 2100, San Francisco, California 94104
                     (Address of Principal Executive Office)

                  Registrant's Telephone Number: (415) 398-2727


                                STEPHEN C. ROGERS
        44 Montgomery Street, Suite 2100, San Francisco, California 94104
                     (Name and Address of Agent for Service)

                                 --------------

It is proposed that this filing will become effective:
___  immediately upon filing pursuant to Rule 485(b)
_x_  on January 13, 2000 pursuant to Rule 485(b)
___  60 days after filing pursuant to Rule 485(a)(1)
___  75 days after filing pursuant to Rule 485(a)(2)
___  on __________________ pursuant to Rule 485(a)

                                  -------------

                     Please Send Copy of Communications to:

                               JULIE ALLECTA, ESQ.
                      Paul, Hastings, Janofsky & Walker LLP
                       345 California Street - 29th Floor
                         San Francisco, California 94104
                            Telephone: (415) 835-1600

                         CALIFORNIA INVESTMENT TRUST II

                      CONTENTS OF POST-EFFECTIVE AMENDMENT

This Post-Effective Amendment to the registration statement of the Registrant contains the following documents:

          Facing Sheet

          Contents of Post-Effective Amendment

          Part A - Combined prospectus for shares of the European Growth & Income Fund, the Nasdaq-100 Index Fund and the Short-Term U.S. Government Bond Fund

          Part B - Statement of Additional Information for shares of the European Growth & Income Fund, the Nasdaq-100 Index Fund and the Short-Term U.S. Government Bond Fund

          Part C -  Other Information

          Signature page

          Exhibits

                         CALIFORNIA INVESTMENT TRUST II

                                    FORM N-1A

                          ----------------------------

                                     PART A

                                 PROSPECTUS FOR

                          EUROPEAN GROWTH & INCOME FUND
                              NASDAQ-100 INDEX FUND
                      SHORT-TERM U.S. GOVERNMENT BOND FUND

                          ----------------------------

PROSPECTUS
January 18, 2000

                                   CALIFORNIA
                                INVESTMENT TRUST
                                ----------------
                                   FUND GROUP

EUROPEAN GROWTH & INCOME FUND

NASDAQ-100 INDEX FUND

SHORT-TERM U.S. GOVERNMENT BOND FUND

                                 (800) 225-8778
                                  caltrust.com

The Funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution or government entity such as the Federal Deposit Insurance Corporation (FDIC).

As with all mutual funds, the Securities and Exchange Commission has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a criminal offense.

PROSPECTUS
January 18, 2000

TABLE OF CONTENTS
-----------------

ABOUT THE FUNDS

     European Growth & Income Fund            1
     Nasdaq-100 Index Fund                    4
     Short-Term U.S. Government Bond Fund     7

INVESTING IN THE FUNDS

     Fund Management                          9
     Opening an Account                      11
     Buying and Selling Shares               12
     Other Policies                          21
     Dividends and Taxes                     23

--------------------------------------------------------------------------------
EUROPEAN GROWTH & INCOME FUND
--------------------------------------------------------------------------------

GOAL

The Fund's goal is to provide long-term capital appreciation and income by investing in large-sized European companies.

STRATEGY

The Fund  seeks to  invest  primarily  in the  stocks of  large-sized  companies located in Europe. In selecting securities, the Fund attempts to use the Dow Jones European Stoxx 50 Index as a target portfolio and basis for selecting the investments. Most companies considered for the Fund will have market capitalizations of at least $10 billion in U.S. dollars.

The Fund intends to invest using American Depository Receipts, commonly referred to as ADRs. ADRs are traded on U.S. stock exchanges and are available for some, but not all securities that make up the target portfolio. If a company that is in the target portfolio does not have an ADR available on a U.S. exchange or if, in the Manager's opinion, the Fund is better served, the Manager will invest in ADRs of other companies that the Manager believes best serve the Fund and its investors.

The Fund is not considered an index fund because it will not attempt to precisely track the performance or invest in securities that make up the Dow Jones European Stoxx 50 Index. However, similar to index funds, the Fund will generally remain fully invested and its performance will track the Dow Jones European Stoxx 50 Index to the extent that the Fund is successful in investing in the companies that make up the index. Additionally, the Manager will attempt to minimize portfolio turnover.

Under normal circumstances, it is the Fund's policy to invest 80% of its total assets in ADRs (65% if total Fund assets are under $25 million). At the Manager's option, the Manager may elect to purchase futures contracts to attempt to remain fully invested in the markets. This percentage of futures held in the portfolio will typically not exceed the cash (or cash equivalents) balance of the Fund.

MAIN RISKS

The stock markets go up and down every day. As with any investment whose performance is linked to these markets, the value of your investment in the Fund will fluctuate. If the Fund's value drops during the period in which you hold the Fund, you could lose money.

Because foreign stock markets operate differently from the U.S. markets, the Fund may encounter risks not typically associated with those of U.S. companies. For instance, foreign companies are not subject to the same accounting, auditing, and financial reporting standards and procedures as required from U.S. companies; and their stocks may not be as liquid as the stocks of similar U.S. companies. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively impact the returns of the Fund.

When investing in an international fund such as this Fund, there is always country risk, which is the chance that a country's economy will be hurt by political troubles, financial problems, or natural disasters.

There is also currency risk which is the chance that returns will be hurt by a rise in the value of one currency against the value of another. Non-U.S.
dollar-denominated securities may experience adverse foreign currency fluctuation which could also lower the value of the Fund's share price.

There is liquidity risk in that the Fund buys ADRs, some of which may have low daily trading volume. In the event the Fund was forced to liquidate its holdings of a security with limited trading volume, it is likely that the Fund would be forced to sell the security at a price lower than what it might otherwise receive.

OTHER RISKS OF THE FUND


Under normal circumstances the Fund may follow a number of investment policies to achieve its objective. The Fund may invest in futures contracts and options. Losses (or gains) involving futures and options can sometimes be substantial - in part because a relatively small price movement in a futures contract or an option may result in an immediate and substantial loss (or gain) for the Fund. In an effort to minimize this risk, the Fund usually will not use futures or options for speculative purposes or as leverage. It is the Fund's policy to hold cash deposits equal to or greater than the total market value of any futures and/or options positions. The value of all futures and options contracts and/or options in which the Fund acquires an interest will not exceed 20% of current total assets (35% if under $25 million in total net assets).


IS THE FUND RIGHT FOR YOU?

The Fund may be a suitable investment for you if you wish to add an international stock fund to your existing holdings, which could include other stock, bond and money market investments. You should be willing to accept the additional risks associated with international investments. If you are seeking growth of capital and income over the long-term (at least five years) this Fund may be an attractive investment for you.

PERFORMANCE

Performance results have not been provided because the Fund has not been in existence for a full calendar year.

FEES & EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
   Sales and redemption charges                        none
ANNUAL OPERATING EXPENSES
      (Expenses that are deducted from Fund Assets)
   Management fees                                     0.85%
   Distribution (12b-1) fees                           none
   other expenses **                                   0.10%
                                                       -----
TOTAL ANNUAL FUND OPERATING EXPENSE                    0.95%*

* The Manager has limited the Fund's expenses at 0.95%. This limitation is guaranteed for a term of one year.
**   Other expenses are based on estimated amounts for the current fiscal year.
--------------------------------------------------------------------------------

EXAMPLE OF FEES

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR    3 YEARS   5 YEARS   10 YEARS
FUNDS      $97       $304      $528      $1,170

--------------------------------------------------------------------------------
The NASDAQ-100 INDEX FUND
--------------------------------------------------------------------------------

GOAL

The Fund attempts to replicate the performance of the largest non-financial companies as measured by The Nasdaq-100 Index(R).

STRATEGY

The Fund is managed passively, which means the Manager is trying to replicate the performance of The Nasdaq-100 Index(R). To do this, the Fund invests primarily in the stocks comprising the Index. The Fund will attempt to buy stocks so that the holdings in the portfolio approximate those of The Nasdaq-100 Index(T). The Manager's goal is to maintain a return correlation of at least .95 to The Nasdaq-100 Index(T) (a return correlation of 1.0 is perfect). Under normal circumstances, it is the Fund's policy to invest at least 80% of its total assets in the stocks comprising the Index (65% if total Fund assets are under $25 million).


The Fund may invest in securities issued by other investment companies if those companies invest in securities consistent with the Fund's investment objective and policies.


Like most index funds, the Fund will invest in futures contracts. The Fund generally maintains some short-term securities and cash equivalents in the portfolio to meet redemptions and needs for liquidity. The Manager will typically buy futures contracts so that the market value of the futures contracts is as close to the cash balance as possible. This helps minimize the tracking error of the Fund.

--------------------------------------------------------------------------------
THE NASDAQ-100 INDEX(R)

The Nasdaq-100 Index(R) is made up of the 100 largest non-financial stocks traded on the Nasdaq Stock Market. The stocks that make up this Index are currently heavily weighted in the technology sector. Because of the concentration in a specific sector, high volatility or poor performance of the sector will directly affect the Fund's performance.

The individual stocks that make up the Index have total market values ranging in size from $516 million to $478 billion as of November 1, 1999.
--------------------------------------------------------------------------------

MAIN RISKS

The stock markets go up and down every day. As with any investment whose performance is linked to these markets, the value of your investment in the Fund will fluctuate. If the Fund's value drops during the period in which you hold the Fund, you could lose money.

The Fund primarily invests in U.S. stocks and is designed to track the overall performance of The Nasdaq-100 Index(T). In an attempt to accurately represent the Index, the Fund will typically not take steps to reduce its market exposure so that in a declining market, the Manager will not take steps to minimize the exposure of the Fund.

Many factors will affect the performance of the stock markets. Two major factors that may have both a positive and negative effect on the stock markets are economic and political news. These effects may be short-term by causing a change in the market that is corrected in a year or less; or they may have long-term impacts which may cause changes in the market that can last years. Some factors may affect changes in one sector of the economy or one stock, but don't have an impact on the overall market. The particular sector of the economy or the individual stock may be affected for a short or long-term.

The Fund invests in the largest, non-financial companies that are traded on the Nasdaq Stock Market. They may comprise various sectors of the economy, but are currently concentrated in the technology sector. During periods in which The Nasdaq-100 Index(T) underperforms alternative investments such as bond, money market and alternative stock sectors, the Manager expects the performance of the Fund to underperform other mutual funds that invest in these alternative categories.

The Nasdaq-100 Index(T) is subject to concentration risk. First, it is a modified-capitalization weighted index, meaning that except for some modifications, companies are weighted based on their size. Thus, poor performance of the largest companies could result in negative performance of the index and the Fund. Additionally, the significant concentration of technology stocks makes the Fund's performance particularly sensitive to this specific sector. Negative performance in the technology sector will result in negative Fund performance.

OTHER RISKS OF THE FUND

The Fund's primary risks are associated with changes in the stock market, however, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the Index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If the futures contracts owned by the Fund do not track the Index, the Fund's performance relative to the Index will change.

Some mutual funds are able to lend portfolio securities in order to offset expenses. The Fund does not expect to engage in this strategy; however, in the event that it did, there is a slight risk that this practice could negatively impact the net assets value of the Fund.

IS THE FUND RIGHT FOR YOU?

If you are looking for an aggressive growth stock fund, this Fund may be right for you. You should be comfortable with the changing values of the stock market and the risk that your investment could decline in value. Your investment time frame should be long-term in nature. This Fund is designed as a passive investment, meaning that you are not trying to time movements in the market by trading in and out of Fund. Short-term trading of the Fund's shares is strongly discouraged. Recently, the Index has shown more volatility in comparison to other broader benchmarks such as the S&P 500.

PERFORMANCE

Performance results have not been provided because the Fund has not been in existence for a full calendar year.

FEES & EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
   Sales and redemption charges                        none
ANNUAL OPERATING EXPENSES
      (Expenses that are deducted from Fund Assets)
   Management fees                                     0.50%
   Distribution (12b-1) fees                           none
   other expenses **                                   0.15%
                                                       -----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.65%*

* The Manager has limited the Fund's expenses at 0.65%. This limitation is guaranteed for a term of one year.
**   Other expenses are based on estimated amounts for the current fiscal year.
--------------------------------------------------------------------------------


EXAMPLE OF FEES

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         one year    three years    five years     ten years
            $67        $209            $363           $812


Nasdaq(R), Nasdaq-100(R) and Nasdaq-100 Index(R) are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the "Corporations") and are licensed for use by the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO
EXPRESS OR IMPLIED WARRANTIES, AND DISCLAIM ALL WARRANTIES INCLUDING ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE FUND/INDEX (MEANING THE INDEX, THE FUND, THEIR USE, THE RESULTS TO BE OBTAINED FROM THEIR USE, OR ANY DATA INCLUDED THEREIN). THE CORPORATIONS SHALL HAVE NO LIABILITY FOR ANY DAMAGES, CLAIMS, LOSSES, OR EXPENSES WITH RESPECT TO THE FUND/INDEX. THE CORPORATIONS SHALL HAVE NO LIABILITY FOR ANY LOST PROFITS OR SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

--------------------------------------------------------------------------------
SHORT-TERM U.S. GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

GOAL

The Fund will attempt to maximize current income and preserve investor's principal.

STRATEGY

The Fund typically invests in short and intermediate-term fixed income securities whose principal and interest are backed by the full faith and credit of the United States Federal Government. In addition, the Manager may invest in higher yielding securities which are not backed by the full faith and credit of the U.S. Federal Government. The Fund intends to maintain an average maturity between 2 and 6 years in an effort to reduce share price volatility.

The Fund's Manager intends to select securities that it believes will provide the best balance between risk and return within the Fund's range of allowable investments. The Manager's investments will typically consist of full faith and credit obligations of the U.S. Federal Government and its agencies or instrumentalities, as well as other securities which the Manager believes will enhance the Fund's total return. The Manager will invest at least 65% of the Fund's assets in short-term U.S. Government notes and bonds. The Manager considers a number of factors, including general market and economic conditions, to balance the portfolio. While income is the most important part of return over time, the total return from a bond or note includes both income and price gains or losses. The Fund's focus on income does not mean it invests only in the highest-yielding securities available, or that it can avoid losses of principal.

MAIN RISKS

This Fund tends to be very conservative in nature. However, it is subject to several risks, any of which could cause the Fund to lose money. These include:

Interest rate risk, which is the chance that bond prices overall will decline over short and long-term periods due to rising interest rates.

Income risk, which is the chance that declining interest rates will reduce the amount of income paid by the Fund. Income risk is generally moderate for short and intermediate-term bonds.

Call risk, which is the chance that during declining interest rates, the bond issuer will call or prepay a high-yielding bond before the bond's maturity date. This would force the Fund to purchase lower yielding bonds which would reduce the income generated from the portfolio and could potentially result in capital gains paid out by the Fund.

Manager risk, which is the chance that the Manager's security selection strategy may cause the Fund to underperform other mutual funds with similar investment objectives.

IS THE FUND RIGHT FOR YOU?

The Fund may be suitable for you if you have a short to intermediate-term investment horizon and want to earn dividend income from your investment. The Fund may be appropriate for investors in regular accounts and retirement accounts who want to avoid credit risk but are comfortable with some volatility of the Fund's share price.


PERFORMANCE

Performance results have not been provided because the Fund has not been in existence for a full calendar year.

FEES & EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
   Sales and redemption charges                        none
ANNUAL OPERATING EXPENSES
       (Expenses that are deducted from Fund Assets)
   Management fees                                     0.50%
   Distribution (12b-1) fees                           none
   other expenses **                                   0.10%
                                                       -----
   Total annual operating expense                      0.60%
   Expense reimbursement                               0.05%

TOTAL ANNUAL FUND OPERATING EXPENSES                   0.55%*

* The Manager has limited the Fund's expenses at 0.55%. This limitation is guaranteed for a term of one year.
**   Other expenses are based on estimated amounts for the current fiscal year.
--------------------------------------------------------------------------------

EXAMPLE OF FEES

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR    3 YEARS   5 YEARS   10 YEARS
FUND        $56       $187      $329      $744

FUND MANAGEMENT


The portfolio manager for the Funds is CCM Partners, 44 Montgomery Street, Suite 2100, San Francisco, CA 94104. CCM Partners manages $650 million in mutual fund assets and has been managing mutual funds since 1985. As the Portfolio Manager, CCM Partners is responsible for managing the portfolios and handling the administrative duties of the Funds. As compensation for these services, CCM Partners receives a management fee from each Fund based on assets under management. For the Short-Term U.S. Government Bond Fund and the Nasdaq-100 Index Fund, the contractual management fees are 0.50% of average net assets up to $500 million, 0.45% of average net assets above $500 million and below $1 billion, and 0.40% of average net assets above $1 billion. The contractual management fees for the European Growth & Income Fund are 0.85% of average net assets.


Roderick G. Baldwin is the portfolio manager for the Nasdaq-100 Index Fund and the European Growth & Income Fund. He joined CCM Partners in 1999. Prior to his employment with CCM Partners, he was Vice President of Index Investing at Bank of America Capital Management. Mr. Baldwin graduated from Hamilton College in 1968 and earned his MBA from Wharton in 1970. He has approximately 30 years of experience with equity fund management. Mr. Baldwin is also the manager of four other stock funds offered by the California Investment Trust II.

Michael J. Conn is the portfolio manager for the Short-Term U.S. Government Bond Fund. Mr. Conn joined CCM Partners in 1996 and is the Portfolio Manager of the California Tax-Free Money Market Fund. Prior to his employment with CCM Partners, he spent three years at Gruntal & Co. He worked as a trader and as an institutional sales person in fixed income securities. Mr. Conn graduated from the Leavy School of Business at Santa Clara University. Mr. Conn is also the portfolio manager of the California Tax-Free Money Market Fund offered by California Investment Trust.

ADDITIONAL INVESTMENT RELATED RISKS

THE EURO
Several European countries, including Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain, adopted a single uniform currency known as the "euro," effective January 1, 1999. During the transition, the euro conversion could have potential adverse effects on the European Growth & Income Fund's ability to value its portfolio holdings in foreign securities, and could increase Fund operating expenses. The Fund and the Manager are working with the providers of services to the Fund in the areas of clearance and settlement of trades in an effort to avoid any material impact on the Fund due to the euro conversion. There can be no assurance, however, the steps taken by the Fund or the Manager will be sufficient to avoid any adverse impact on the Fund.


PORTFOLIO TURNOVER
The Funds generally intend to purchase securities for long-term investments rather than short-term gains. However, a security may be held for a shorter than expected period of time if, among other things, the Manager needs to raise cash or feels that it is in the best interest of a Fund and its shareholders. Additionally, portfolio holdings may be sold sooner than anticipated due to unexpected changes in the markets. Buying and selling securities may involve some expense to a Fund, such as commissions paid to brokers and other transaction costs. By selling a security, a Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Generally speaking, the higher a Fund's annual portfolio turnover, the greater its brokerage costs and the greater likelihood that it will realize taxable capital gains. Increased brokerage costs may affect a Fund's performance. Also, unless you are a tax-exempt investor or you purchase shares through a tax-deferred account, the distributions of capital gains may affect your after-tax return. Annual portfolio turnover of 100% or more may be considered high for some funds.

OPENING AN ACCOUNT

Shares of the Funds may be purchased through the Funds' distributor or through other third party distributors, brokerage firms and retirement plans. The following information is specific to buying directly from the Funds'
distributor. If you invest through a third party distributor, many of the policies, options and fees charged for the transaction may be different. You should contact them directly for information regarding how to invest or redeem through them.

You'll find all the necessary application materials included in the packet accompanying this Prospectus or you may download an investment kit by accessing our web site at www.caltrust.com. Additional paperwork may be required from corporations, associations, and certain other fiduciaries. The minimum initial investments and subsequent investments for each Fund are listed below.

--------------------------------------------------------------------------------
                                        Minimum         Minimum
                                        initial        subsequent       IRA
     Fund                              investment      investment      Minimum
     ----                              ----------      ----------      -------
     Nasdaq-100 Index Fund               $5,000           $250           none
     European Growth & Income Fund       $5,000           $250           none
     Short-Term U.S. Govt. Bond Fund    $10,000           $250           none
--------------------------------------------------------------------------------

The Fund's distributor may change the minimum investment amounts at any time or waive them at its discretion. To protect against fraud, it is the policy of the Funds not to accept third party checks for the purposes of opening new accounts or purchasing additional shares. If you have any questions concerning the application materials, wire transfers, or our yields and net asset values, please call us, toll-free at (800) 225-8778. If you have any questions about our investment policies and objectives, please call us at (800) 225-8778.

BUYING & SELLING SHARES

If you need an account application call us at (800) 225-8778 or download an investment kit from our web site at www.caltrust.com. Keep in mind the following important policies:


o    A Fund may take up to 7 days to pay redemption proceeds.
o If your shares were purchased by check, the Fund will not release redemption proceeds from a sale until 15 business days after the purchase or until payment of the check can be verified.
o Exchange purchases must meet minimum investment amounts of the Fund you are purchasing.

o You must obtain and read the prospectus for the Fund you are buying prior to making the exchange.
o If you have not selected the convenient exchange privileges on your original account application, you must provide a signature guarantee letter of instruction to the Fund, directing any changes in your account.
o The Manager may refuse any purchase or exchange purchase transaction for any reason.

HOW TO BUY SHARES


INITIAL PURCHASE
Make your check payable to the name of Fund in which you are investing and mail it with the application to the Agent of the Funds, Firstar Mutual Fund Services, LLC, at the address indicated. Please note the minimum initial investments previously listed.

     Firstar Mutual Fund Services, LLC
     PO Box 701
     Milwaukee, WI 53201-0701


PURCHASING BY EXCHANGE You may purchase shares in a Fund by exchanging shares from an account in one of our other Funds. Such exchanges must meet the minimum amounts required for initial or subsequent investments described above. When opening an account by exchanging shares, your new account must be established with the same registration as your other California Investment Trust Fund Group account and an exchange authorization must be in effect. If you have an existing account with us, call (800) 225-8778 during normal business hours (8 AM to 5 PM, Pacific
Time) to exchange shares.

You may also exchange shares by accessing our Web site at www.caltrust.com. You must complete the on-line access agreement in order to access your account on-line.

Each exchange actually represents the sale of shares of one Fund and the purchase of shares in another, which may produce a gain or loss for tax purposes. We will confirm each exchange transaction to you by mail.

All transactions are processed at the share price next calculated after receiving the instructions in good form, normally at 4:00 p.m., eastern standard time.

WIRE INSTRUCTIONS:
Federal funds should be wired to:

     Firstar Bank Milwaukee, NA
     ABA # 075000022
     For: Firstar Mutual Fund Services, LLC
     Account # 112-952-137

     For further credit to:
     Name of fund: ____________________________________
     Account registration: ____________________________
     Account number: __________________________________

If you are opening a new account by wire, you must first call California Investment Trust Fund Group at (800) 225-8778 to obtain an account number.

In order to make your order effective, we must have your order in good form. Accordingly, your purchase will be processed at the net asset value next calculated after your order has been received by the Funds' agent. You will begin to earn dividends as of the first business day following the day of your purchase.


All your purchases must be made in U.S. dollars and checks must be drawn on banks located in the U.S. We reserve the right to limit the number of investment checks processed at one time. If the check does not clear, we will cancel your purchase, and you will be liable for any losses and fees incurred.

When you purchase by check, redemption proceeds will not be sent until we are satisfied that the investment has been collected (confirmation of clearance may take up to 15 days). Payments by check or other negotiable bank deposit will normally be effective within two business days for checks drawn on a member of the Federal Reserve System and longer for most other checks. Wiring your money to us will reduce the time you must wait before redeeming or exchanging shares. You can wire federal funds from your bank or broker, which may charge you a fee.


You may buy shares of a Fund through selected securities brokers. Your broker is responsible for the transmission of your order to Firstar Bank Milwaukee, the Fund's custodian, and may charge you a fee. You will generally receive the share price next determined after your order is placed with your broker, in accordance with your broker's agreed upon procedures with the Fund. Your broker can advise you of specific details.

If you wish, you may also deliver your investment checks (and application, for new accounts) to the Funds' offices. Your order will be forwarded promptly to the Funds' agent for processing. You will receive the the share price next calculated after your check has been received by the Funds.


The Funds do not consider the U.S. Postal Service or other independent delivery service to be their agents. Therefore, deposit in the mail or with such delivery services does not constitute receipt by Firstar or the Funds.


PURCHASING ADDITIONAL SHARES BY CHECK
Make your check payable to the name of the Fund in which you are investing, write your account number on the check, and mail it with a deposit ticket to the Funds' Agent. There is a $250 minimum for subsequent investments. Please note that orders to buy, sell or exchange become irrevocable when they are mailed to the Funds.


After setting up your on-line account, you may obtain a history of transactions for your account (s) by accessing our web site at www.caltrust.com.

AUTOMATIC SHARE ACCUMULATION PLAN
Using the Funds' Automatic Share Accumulation Plan (ASAP), you may arrange to make additional purchases (minimum $250) automatically by electronic funds transfer (EFT) from your checking or savings account. Your bank must be a member of the Automated Clearing House. You can terminate the program with ten-day's written notice. There is no fee to participate in this program, however, a service fee of $20.00 will be deducted from your Fund account for any ASAP purchase that does not clear due to insufficient funds, or if prior to notifying the Funds in writing or by telephone to terminate the plan, you close your bank account or in any manner that prevents withdrawal of the funds from the designated checking or NOW account. Investors may obtain more information concerning this program, including the application form, from the Funds.

The share prices of the Funds are subject to fluctuations. Before undertaking any plan for systematic investment, you should keep in mind that such a program does not assure a profit or protect against a loss.

We reserve the right to suspend the offering of shares of any of the Funds for a period of time and to reject any specific purchase order in whole or in part.

HOW FUND SHARES ARE PRICED

The Funds are open for business  every day that both the New York Stock Exchange
(NYSE) and the Federal Reserve Bank of New York are open. The net asset value of each Fund is computed by adding all of its portfolio holdings and other assets, deducting its liabilities, and then dividing the result by the number of shares outstanding in that Fund. Our Shareholder Servicing Agent usually calculates this value at market close, normally 4:00 p.m. eastern time or 1:00 p.m. pacific time, on each day that the markets are open. The number of shares your money buys is determined by the share price of the Fund on the day your transaction is processed. Orders that are received in good order are executed at the net asset value next calculated. The Funds' net asset value will not be calculated, nor transactions processed, on certain holidays observed by national banks and/or the NYSE.

The share prices of the Funds will vary over time as interest rates and the value of their securities vary. Portfolio securities of the European Growth & Income Fund and The Nasdaq-100 Fund that are listed on a national exchange are valued at the last reported sale price. U.S. Treasury Bills are valued at amortized cost, which approximates market value. Portfolio securities of the Short-Term U.S. Government Bond Fund are valued by an independent pricing service that uses market quotations representing the latest available mean between the bid and ask price, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Trustees.

The share price of the Funds are reported by the National Association of Securities Dealers, Inc. in the mutual funds section of most newspapers after the heading "California Trust".

PERFORMANCE INFORMATION
All performance information published in advertisements, sales literature and communications to investors, including various expressions of current yield, effective yield, tax equivalent yield, total return and distribution rate, is calculated and presented in accordance with the rules prescribed by the Securities and Exchange Commission.

In each case, performance information will be based on past performance and will reflect all recurring charges against Fund income. Performance information is based on historical data and does not indicate the future performance of any Fund.

HOW TO SELL SHARES

BY MAIL
You may redeem all or a portion of your shares on any business day that the Funds are open. Your shares will be redeemed at the net asset value next calculated after we have received your redemption request in good form. Remember that we may hold redemption proceeds until we are satisfied that we have collected the funds which were deposited by check. To avoid these possible delays, which could be up to 15 days, you should consider making your investment by wire, following the instructions on page 13.

If you have not elected telephone redemption or transfer privileges, you must send a "signature-guaranteed letter of instruction" specifying the name of the Fund, the number of shares to be sold, your name, and your account number to the Funds' offices. If you have additional questions, please contact us at (800) 225-8778.

The Custodian requires that signature(s) be guaranteed by an eligible signature guarantor such as a commercial bank, broker-dealer, credit union, securities exchange or association, clearing agency or savings association. This policy is designed to protect shareholders and their accounts.

BY CHECK
With checkwriting, our most convenient redemption procedure, your investment will continue to earn income until the check clears your account. You must apply for the checkwriting feature for your account. You may redeem by check provided that the proper signatures you designated are on the check. The minimum amount is $500. There is no charge for this service and you may write an unlimited number of checks.

You should not attempt to close your account by check, since you cannot be sure of the number of shares and value of your account. You must use the phone, internet or mail redemption feature to close your account. The checkwriting feature is not available for the Nasdaq-100 or the European Growth & Income Funds. Please note that a $20.00 fee will be charged to your account for any returned check.

BY EXCHANGE
You must meet the minimum investment requirement of the Fund into which you are exchanging shares. You can only exchange between accounts with identical registration. Same day exchanges are accepted until market close, normally 4:00 p.m., eastern time (1:00 p.m., pacific time).

BY WIRE
You must have applied for the wire feature on your account. We will notify you that this feature is active and you may then make wire redemptions by calling us before 4:00 p.m. eastern time (1:00 p.m., pacific time). This means your money will be wired to your bank the next business day. There is a charge for each wire (currently $12.00).

BY ELECTRONIC FUNDS TRANSFER
You must have applied for the EFT withdrawal feature on your account. Typically, money sent by EFT will be sent to your bank within three business days after the sale of your securities. There is no fee for this service.

ON-LINE
You can sell shares in a regular account by accessing our Web site at www.caltrust.com. You may not buy or sell shares in a retirement account using our on-line feature.

BY TELEPHONE
You must have this feature set up in advance on your account.  Call the Funds at
(800) 225-8778. Give the name of the Fund in which you are redeeming shares, the exact name in which your account is registered, your account number, the required identification number and the number of shares or dollar amount that you wish to redeem. Telecommunications Device for the Deaf (TDD) services for hearing impaired shareholders are available for telephone redemptions by calling
(800) 864-3416.


Unless you submit an account application that indicates that you have declined telephone and or online exchange privileges, you agree, by signing your account application, to authorize and direct the Funds to accept and act upon telephone, online, telex, fax, or telegraph instructions for exchanges involving your account or any other account with the same registration. The Funds employ reasonable procedures in an effort to confirm the authenticity of your instructions, such as requiring the seller to give a special authorization number. Provided these procedures are followed, you further agree that neither a Fund nor the Transfer Agent will be responsible for any loss, damage, cost or expense arising out of any instructions received for an account.

You should realize that by electing the telephone or the on-line access options, you may be giving up a measure of security that you might otherwise have if you were to exchange your shares in writing. For reasons involving the security of your account, telephone transactions may be tape recorded.

SYSTEMATIC WITHDRAWAL PLAN
If you own shares of a Fund with a value of $10,000 or more, you may establish a Systematic Withdrawal Plan. You may receive monthly or quarterly payments in amounts of not less than $100 per payment. Details of this plan may be obtained by calling the Funds.

OTHER REDEMPTION POLICIES
Retirement Plan shareholders should complete a Rollover-Distribution Election Form to sell shares of the Funds so the sale is treated properly for tax purposes.

Once your shares are redeemed, we will normally mail you the proceeds on the next business day, but not later than seven days. When the markets are closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission to merit such action, we may suspend redemption or postpone payment dates. If you want to keep your account(s) open, please be sure that the value of your account does not fall below $5,000 ($1,000 in the case of the Nasdaq-100 and European Growth & Income Funds) because of redemptions. The Manager may elect to close an account and mail you the proceeds to the address of record. We will give you 30 days' written notice that your account(s) will be closed unless you make an investment to increase your account balance(s) to the $5,000 minimum ($1,000 in the case of the Nasdaq-100 and European Growth & Income Funds). If you close your account, any accrued dividends will be paid as part of your redemption proceeds.

The share prices of the Funds will fluctuate and you may receive more or less than your original investment when you redeem your shares.

THE FUNDS AND THE MANAGER RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:

o To automatically redeem your shares if your account balance falls below the minimum balance due to the sale of shares.
o    To modify or terminate the exchange privilege on 60 days' written notice.
o    To refuse any purchase or exchange purchase order.
o    To change or waive a funds minimums.

o To suspend the right to sell shares back to a Fund, and delay sending proceeds, during times when trading on the principal markets for the Fund is restricted or halted, or otherwise as permitted by the SEC.
o    To withdraw or suspend any part of the offering made by this prospectus.


OTHER POLICIES

TAX-SAVING RETIREMENT PLANS
We can set up your new account in a Fund under one of several tax-sheltered plans. The following plans let you save for your retirement and shelter your investment earnings from current taxes:

IRAs/Roth IRAs: You can also make investments in the name of your spouse, if your spouse has no earned income. Each Fund is subject to an annual custodial fee, currently $12.50 with a maximum annual charge of $25.00 per social security number. This fee is assessed annually in September.

SIMPLE, SEP, 401(k)/Profit-Sharing and Money-Purchase Plans (Keogh): Open to corporations, self-employed people and partnerships, to benefit themselves and their employees.

403(b) Plans. Open to eligible employees of certain states and non-profit organizations.

We can provide you with complete information on any of these plans that discusses benefits, provisions and fees.

CASH DISTRIBUTIONS

Unless you otherwise indicate on the account application, we will reinvest all dividends and capital gains distributions back into your account. You may indicate on the application that you wish to receive either income dividends or capital gains distributions in cash. Electronic Funds Transfer (EFT) is available to those investors who would like their dividends electronically transferred to their bank accounts. For those investors who do not request this feature, dividend checks will be mailed via regular mail. If you elect to receive distributions by mail and the U.S. Postal Service cannot deliver your checks, we will void such checks and reinvest your money in your account at the then current net asset value and reinvest your subsequent distributions.


STATEMENT AND REPORTS
Investors who own solely the Nasdaq-100 Index Fund and/or the European Growth & Income Fund shares will receive statements at least quarterly and after every transaction that affects their share balance and/or account registration. Investors of the Short-Term U.S. Government Bond Fund will receive statements at least monthly and after every transaction that affects their share balance and/or account registration. A statement with tax information will be mailed to you by January 31 of each year, a copy of which will be filed with the IRS if it reflects any taxable distributions. Twice a year you will receive our financial statements, at least one of which will be audited.


The account statements you receive will show the total number of shares you own and a current market value. You may rely on these statements in lieu of share certificates which are not necessary and are not issued. You should keep your statements to assist in record keeping and tax calculations.

We pay for regular reporting services, but not for special services, such as requests for historical records of an account. You may be required to pay a separate fee for these special services. If you have on-line access to your account, you may obtain a recent transaction history for your accounts by accessing our Web site at www.caltrust.com.

CONSOLIDATED MAILINGS
In an effort to reduce mailing costs, consolidated statements will be sent to each registrant. Consolidated statements include a summary of all Funds held by each registrant as identified by the first line of registration, social security number and address zip code. Consolidated statements offer convenience to investors by summarizing account information and reducing unnecessary mail. If you prefer to have individual statements for your account(s), please call the Funds' offices at (800) 225-8778.


DIVIDENDS & TAXES

Any investment in the Funds typically involves several tax considerations. The information below is meant as a general summary for U.S. citizens and residents. Because your situation may be different, it is important that you consult your tax advisor about the tax implications of your investment in the Funds.

As a shareholder, you are entitled to your share of the dividends your Fund earns. The Short-Term U.S. Government Bond Fund distributes substantially all its investment income monthly. Shareholders of record on the second to last business day of the month will receive the dividends. The Nasdaq-100 Index Fund and European Growth & Income Fund distribute substantially all their dividends quarterly. Shareholders of record on the second to last business day of the quarter will receive the dividends.

Long-term and short-term capital gains are usually paid on the last business day of November (pay date) each year. The record date is always one business day prior to the pay date, so that shareholders on the "record date" will receive the distributions.

Capital gains are generally paid on the last day of November to shareholders of record on the second to last business day of November of each year.

At the beginning of every year, shareholders are provided with information detailing the tax status of any dividends the Funds have paid during the previous year.

TO LEARN MORE

This prospectus contains important information on the Funds and should be read and kept for future reference. You can also get more information from the following sources:


ANNUAL AND SEMI-ANNUAL REPORTS
These are automatically mailed to all shareholders without charge. In the Annual Report, you will find a discussion of market conditions and investment strategies that significantly affected each Fund's performance during its most recent fiscal year. The Annual Report is incorporated by reference into this prospectus, making it a legal part of the prospectus.

STATEMENT OF ADDITIONAL INFORMATION
This includes more details about the Funds, including a detailed discussion of the risks associated with the various investments. The SAI is incorporated by reference into this prospectus, making it a legal part of the prospectus.

You may obtain a copy of these  documents free of charge by calling the Funds at
(800) 225-8778, emailing the Funds at info@caltrust.com, or by contacting the SEC at the address noted below or via e-mail at publicinfo@sec.gov.. The SEC may charge you a duplication fee. You can also review these documents in person at the SEC's Public Reference Room, or by visiting the SEC's Internet Site at www.sec.gov.

     CALIFORNIA INVESTMENT TRUST FUND GROUP
     44 MONTGOMERY STREET SUITE 2100
     SAN FRANCISCO CA 94104
     (800) 225-8778
     www.caltrust.com

     Securities and Exchange Commission
     Washington  DC 20549-6009
     202-942-8090 (Public Reference Section)
     www.sec.gov
     SEC File Number        811-5049

                         CALIFORNIA INVESTMENT TRUST II

                                    FORM N-1A

                           ---------------------------

                                     PART B
                     STATEMENT OF ADDITIONAL INFORMATION FOR

                          EUROPEAN GROWTH & INCOME FUND
                              NASDAQ-100 INDEX FUND
                      SHORT-TERM U.S. GOVERNMENT BOND FUND

                           ---------------------------

CALIFORNIA INVESTMENT TRUST FUND GROUP
44 Montgomery Street, Suite 2100
San Francisco, California 94104
(800) 225-8778


Statement of Additional Information for the European Growth & Income Fund, the Nasdaq-100 Index Fund and the Short-Term U.S. Government Bond Fund- January 18, 2000.


     ABOUT THE CALIFORNIA INVESTMENT TRUST FUND GROUP

     The California Investment Trust Fund Group currently consists of two diversified, open-end management investment companies: California Investment Trust ("CIT") and California Investment Trust II ("CIT II") (each a "Trust" and collectively, the "Trusts"). Each Trust was organized as a Massachusetts Business Trust on September 11, 1985. The Agreement and Declaration of Trust for each Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value, which may be issued in any number of series (called Funds). Such shares have no preemptive, conversion, or sinking rights. You have equal and exclusive rights to dividends and distributions declared by your Fund and to the net assets of your Fund upon liquidation or dissolution.


     This Statement of Additional Information relates to the following series of CIT II (herein referred to as the "Trust"): Short-Term U.S. Government Bond Fund ("Bond Fund"), the Nasdaq-100 Index Fund ("Nasdaq-100 Fund"), and the European Growth & Income Fund ("European Fund"). Collectively, the Nasdaq-100 Fund and the European Fund are sometimes referred to herein as the "Stock Funds" and together with the Bond Fund as the "Funds".


     As a business trust, the Trust is not required, nor does it intend, to hold annual shareholder meetings. However, the Trust may hold special meetings for a specific Fund or the Trust as a whole for purposes such as electing Trustees, changing fundamental policies, or approving an investment management agreement. You have equal rights as to voting and to vote separately by Fund as to issues affecting only your Fund (such as changes in fundamental investment policies and objectives). Your voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they choose to do so, elect all of the Trustees. Meetings of shareholders may be called by the Trustees in their discretion or upon demand of the holders of 10% or more of the outstanding shares of any Fund for the purpose of electing or removing Trustees.

     The Board of Trustees may from time to time offer other Funds of the Trust, the assets and liabilities of which will likewise be separate and distinct from any other Funds of the Trust. Although this offering of shares of each of the Funds constitutes a separate and distinct offering of such shares, it is possible that a Fund might become liable for any misstatements of or omissions from the Prospectus or the Statement of Additional Information about one of the other Funds. The Board of Trustees of the Trust has considered this factor with respect to the Trust in approving the use of a single, combined Prospectus and a joint Statement of Additional Information for all of the Funds.


     The combined Prospectus for the Funds dated January 18, 2000, as may be amended from time to time, provides the basic information you should know before investing in a Fund, and may be obtained without charge from the Funds at the above address. This Statement of Additional Information is not a prospectus. It contains information in addition to and in more detail than set forth in the Prospectus. This Statement of Additional Information is intended to provide you with additional information regarding the activities and operations of the Trust and each Fund, and should be read in conjunction with the Prospectus.

CONTENTS                                                                    Page

About the California Investment Trust Fund Group ......................     B-1
 Investment Objectives and Policies of the Bond Fund ..................     B-3
Investment Objectives and Policies of the Stock Funds .................     B-4
Description of Investment Securities and
   Portfolio Techniques ...............................................     B-4
American Depository Receipts (ADRS) ...................................     B-7
Securities & Other Investment Companies - Closed End Funds ............     B-8
Investment Restrictions ...............................................     B-8
Trustees and Officers .................................................     B-10
Investment Management and Other Services ..............................     B-11
Policies Regarding Broker-Dealers Used for Portfolio Transactions .....     B-14
Additional Information Regarding Purchases and
   Redemptions of Fund Shares .........................................     B-15
Taxation ..............................................................     B-16
How are Dividends, Distributions & Taxes Handled ......................     B-17
Yield Disclosure and Performance Information ..........................     B-19
Miscellaneous Information .............................................     B-20

INVESTMENT OBJECTIVES AND POLICIES OF THE BOND FUND

     The following information supplements the investment objectives and basic policies of the Fund as set forth in the Prospectus.


     The Fund will typically invest in short-and intermediate-term bills, notes and bonds whose principal and interest are backed by the full faith and credit of the United States Federal Government. In addition, the Manager may invest in higher yielding securities which are not backed by the full faith and credit of the U.S. Federal Government. The Fund intends to maintain an average maturity between 2 and 6 years in an effort to reduce share price volatility.


     A Government National Mortgage Association ("GNMA") Certificate differs from a bond in that principal is scheduled to be paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. The Fund will purchase "modified pass-through" type GNMA Certificates for which the payment of principal and interest on a timely basis is guaranteed, rather than the "straight-pass through" Certificates for which such guarantee is not available. The Fund may also purchase "variable rate" GNMA Certificates or any other type which may be issued with GNMA's guarantee. The balance of the Fund's assets is invested in other securities issued or guaranteed by the U.S. Federal Government, including U.S. Treasury bills, notes, and bonds.

     Securities of the type to be included in the Fund have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period of a shareholder's investment in the Fund.

     GNMA Certificates are created by an "issuer," which is a Federal Housing Administration ("FHA") approved lender, such as mortgage bankers, commercial banks and savings and loan associations, who also meet criteria imposed by GNMA. The issuer assembles a specific pool of mortgages insured by either the FHA or the Farmers Home Administration or guaranteed by the Veterans Administration. Upon application by the issuer, and after approval by GNMA of the pool, GNMA provides its commitment to guarantee timely payment of principal and interest on the GNMA Certificates secured by the mortgages included in the pool. The GNMA Certificates, endorsed by GNMA, are then sold by the issuer through securities dealers.

     The GNMA guarantee of timely payment of principal and interest on GNMA Certificates is backed by the full faith and credit of the United States Federal Government. GNMA may borrow U.S. treasury funds to the extent needed to make payments under its guarantee.

     When mortgages in the pool underlying a GNMA Certificate are prepaid by mortgagees or by result of foreclosure, such principal payments are passed through to the Certificate holders (such as the Fund). Accordingly, the life of the GNMA Certificate is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool. Because of such variation in prepayment rights, it is not possible to predict the life of a particular GNMA Certificate, but FHA statistics indicate that 25 to 30 year single-family dwelling mortgages have an average life of approximately 12 years.

     Generally, GNMA Certificates bear a nominal "coupon rate" which represents the effective FHA-Veterans Administration mortgage rates for the underlying pool of mortgages, less GNMA and issuer's fees. Payments to holders of GNMA Certificates consist of the monthly distributions of interest and principal less the GNMA and issuer's fees. The actual yield to be earned by the holder of a GNMA Certificate is calculated by dividing such payments by the purchase price paid for the GNMA Certificate (which may be at a premium or a discount from the face value of the Certificate). Monthly distributions of interest, as contrasted to semi-annual distributions which are common for other fixed interest investments, have the effect of compounding and thereby raising the effective annual yield earned on GNMA Certificates.

     The portion of the payments received by the Fund as a holder of the GNMA Certificates which constitutes a return of principal is added to the Fund's cash available for investment in additional GNMA Certificates or other U.S. Government guaranteed securities. The interest portion received by the Fund is distributed as net investment income to the Fund's shareholders.

     The Manager continually monitors the Fund's investments, and changes are made as market conditions warrant. However, the Fund typically does not engage in the trading of securities for the purpose of realizing short-term profits.

INVESTMENT OBJECTIVES AND POLICIES OF THE STOCK FUNDS


     As stated in the Prospectus, the investment objective of the Nasdaq-100 Fund is to seek to replicate performance of the largest and most actively traded non-financial stocks as measured by The Nasdaq-100 Stock Index. Companies included in the Index range from $516 million to $478 billion in market capitalization as of November 1, 1999. The majority of portfolio transactions in the Fund (other than those made in response to shareholder activity) will be made to adjust the Fund's portfolio to track the Index or to reflect occasional changes in the Index's composition.


     The investment objective of the European Fund is to provide long-term capital appreciation and income by investing in large-sized European companies located in Western Europe. The Fund expects to invest primarily in ADRs that trade on U.S. equity exchanges. The Manager may elect at some future period to invest in non-U.S. dollar denominated securities but does not intend to do so at this time.

DESCRIPTION OF INVESTMENT SECURITIES AND PORTFOLIO TECHNIQUES

U.S. Government Obligations, Other Securities and Portfolio Techniques

     U.S. Government Obligations. U.S. Treasury obligations are issued by the U.S. Treasury and include U.S. Treasury bills (maturing within one year of the date they are issued), certificates of indebtedness, notes and bonds (issued with maturities longer than one year). Such obligations are backed by the full faith and credit pledge of the U.S. Government. Agencies and instrumentalities of the U.S. Government are established under the authority of Congress and include, but are not limited to, the GNMA, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmer's Home Administration, The Federal Home Loan Banks, the FHA, The Federal Intermediate Credit Banks, The Federal Land Banks and the Federal National Mortgage Association. Obligations are issued by such agencies or instrumentalities in a range of maturities and may be either (1) backed by the full faith and credit pledge of the U.S. Government, or (2) backed only by the rights of the issuer to borrow from the U.S. Treasury. The Funds may only invest in obligations backed by the full faith and credit of the U.S. Government.

     Repurchase Transactions. The Bond Fund and the Stock Funds may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board or with member banks of the Federal Reserve System. Such a transaction is an agreement in which the seller of U.S. Government securities agrees to repurchase the securities sold to a Fund at a mutually agreed upon time and price. It may also be viewed as the loan of money by a Fund to the seller. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements is usually short, from overnight to one week, and in particular, at no time will the Bond Fund invests in repurchase agreements with a term of more than one year. U.S. Government securities which are subject to repurchase agreements, however, may have maturity dates in excess of one year from the effective date of the repurchase agreement. A Fund always receives as collateral U.S. Government securities whose market value, including accrued interest, is at least equal to 100% of the dollar amount invested by a Fund in each agreement, and such Fund makes payment for such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. A Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the market value of that Fund's total assets would be invested in such repurchase agreements. With respect to the Bond Fund, the Manager, on an ongoing basis, will review and monitor the creditworthiness of institutions with which it has entered into repurchase agreements. The current policy of the Funds is to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the Manager.

     When-Issued Purchases and Forward Commitments. New issues of U.S. Government securities and municipal securities may be offered on a when-issued basis. Accordingly, Bond Fund may purchase securities on a when-issued or forward commitment basis. When-issued purchases and forward commitments involve a commitment by the Fund to purchase securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated.

     The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the Fund's net asset value starting on the day the Fund agrees to purchase the securities. Therefore, if the Fund remains substantially fully invested at the same time that it has committed to purchase securities on a when-issued or forward commitment basis, its net asset value per share may be subject to greater price fluctuation. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. Settlement of when-issued purchases and forward commitments generally takes place within two months of the date of the transaction, but delayed settlements beyond two months may be negotiated.

     The Fund makes commitments to purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a capital gain or loss.

     When the Fund enters into a when-issued purchase or a forward commitment to purchase securities, the Fund's custodian, Firstar Bank Milwaukee (the "Custodian"), will establish and maintain on a daily basis, a separate account for the Fund consisting of cash or portfolio securities having a value at least equal to the amount of the Fund's purchase commitments. These procedures are designed to insure that the Fund maintains sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

     Lending Portfolio Securities. Although the Stock Funds have no current intention to do so, each Stock Fund may lend up to 10% of its portfolio securities to non-affiliated brokers, dealers and financial institutions provided that cash or U.S. Government securities equal to 100% of the market value of the securities loaned is deposited by the borrower with the lending Fund and is maintained each business day. While such securities are on loan, the borrower will pay such Fund any income accruing thereon, and the Fund may invest or reinvest the collateral (depending on whether the collateral is cash or U.S. Government securities) in portfolio securities, thereby earning additional income. The lending Fund will continue to retain any voting rights with respect to the securities loaned. Each Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale. Loans are typically subject to termination by a Fund in the normal settlement time, currently five business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the lending Fund and its shareholders. A Fund may pay reasonable finders', borrowers', administrative, and custodial fees in connection with a loan of its securities. The Manager will review and monitor the creditworthiness of such borrowers on an ongoing basis.

     Stock Index Futures Contracts. The Stock Funds may enter into agreements to "buy" or "sell" a stock index at a fixed price at a specified date. No stock actually changes hands under these contracts; instead, changes in the underlying index's value are settled in cash. The cash settlement amounts are based on the difference between the index's current value and the value contemplated by the contract. An option on a stock index futures contract is an agreement to buy or sell an index futures contract; that is, exercise of the option results in ownership of a position in a futures contract. Most stock index futures are based on broad-based common stocks, such as the S&P 500 Index and the S&P MidCap Index, both registered trademarks of Standard & Poor's Corporation. Other broad-based indices include the New York Stock Exchange Composite Index, S&P BARRA/Value, Russell 2000, Value Line Composite Index, Standard & Poor's 100 Stock Index, The Nasdaq-100 Index, Dow Jones Euro Stoxx, and the MSCI (Morgan Stanley Capital International) Euro Index.

     Additionally, each Stock Fund may take advantage of opportunities in the area of futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by such Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with each Stock Fund's investment objective and legally permissible for such Fund. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure in its Prospectus.

     Because the value of index futures depends primarily on the value of their underlying indices, the performance of broad-based contracts will generally reflect broad changes in common stock prices. Each Fund's investments may be more or less heavily weighted in securities of particular types of issuers, or securities of issuers in particular industries, than the indices underlying its index futures positions. Therefore, while a Fund's index futures positions should provide exposure to changes in value of the underlying indices (or protection against declines in their value in the case of hedging transactions), it is likely that, in the case of hedging transactions, the price changes of a Fund's index futures positions will not match the price changes of that Fund's other investments. Other factors that could affect the correlation of a Fund's index futures positions with its other investments are discussed below.

     Futures Margin Payments. Both the purchaser and seller of a futures contract are required to deposit "initial margin" with a futures broker (known as a "futures commission merchant," or "FCM"), when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange where the contract is traded, and may be maintained in cash or high quality liquid securities. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments are similar to good faith deposits or performance bonds, unlike margin extended by a securities broker, and initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. In the event of the bankruptcy of a FCM that holds margin on behalf of a Fund, that Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers. The Manager will attempt to minimize this risk by monitoring the creditworthiness of the FCMs with which the Stock Funds do business.

     Limitations on Stock Index Futures Transactions. Each Stock Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (the "CFTC") and the National Futures Association, which regulate trading in the futures markets. Pursuant to Section 4.5 of the regulations under the Commodity Exchange Act, each Fund may use futures contracts for bona fide hedging purposes within the meaning of CFTC regulations; provided, however, that, with respect to positions in futures contracts which are not used for bona fide hedging purposes within the meaning of CFTC regulations, the aggregate initial margin required to establish such position will not exceed five percent of the total assets of each Fund's portfolio, after taking into account unrealized profits and unrealized losses on any such contracts into which the Fund has entered.

     The Manager also intends to follow certain other limitations on each of the Stock Fund's futures activities. Under normal conditions, a Fund will not enter into any futures contract if, as a result, the sum of (i) the current value of assets hedged in the case of strategies involving the sale of securities, and
(ii) the current value of the indexes or other instruments underlying the Fund's other futures positions would exceed 20% of such Fund's total assets (35% if total Fund assets are below $25 million). In addition, each Fund does not intend to enter into futures contracts that are not traded on exchanges or boards of trade.

     The above limitations on the Stock Funds' investments in futures contracts, and Funds' policies regarding futures contracts discussed elsewhere in this Statement of Additional Information, are not fundamental policies and may be changed as regulatory agencies permit.

     Each Stock Fund may purchase index futures contracts in order to attempt to remain fully invested in the stock market. For example, if a Fund had cash and short-term securities on hand that it wished to invest in common stocks, but at the same time it wished to maintain a highly liquid position in order to be prepared to meet redemption requests or other obligations, it could purchase an index futures contract in order to approximate the activity of the index with that portion of its portfolio. Each Stock Fund may also purchase futures contracts as an alternative to purchasing actual securities. For example, if a Fund intended to purchase stocks but had not yet done so, it could purchase a futures contract in order to participate in the index's activity while deciding on particular investments. This strategy is sometimes known as an anticipatory hedge. In these strategies a Fund would use futures contracts to attempt to achieve an overall return -- whether positive or negative -- similar to the return from the stocks included in the underlying index, while taking advantage of potentially greater liquidity than futures contracts may offer. Although a Fund would hold cash and liquid debt securities in a segregated account with a value sufficient to cover its open future obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position, while settlement of securities transactions can take several days.

     When a Fund wishes to sell securities, it may sell stock index futures contracts to hedge against stock market declines until the sale can be completed. For example, if the Manager anticipated a decline in common stock prices at a time when a Fund anticipated selling common stocks, it could sell a futures contract in order to lock in current market prices. If stock prices subsequently fell, the futures contract's value would be expected to rise and offset all or a portion of the anticipated loss in the common stocks the Fund had hedged in anticipation of selling them. Of course, if prices subsequently rose, the futures contract's value could be expected to fall and offset all or a portion of any gains from those securities. The success of this type of strategy depends to a great extent on the degree of correlation between the index futures contract and the securities hedged.

     Asset Coverage for Futures Positions. Each Stock Fund will comply with guidelines established by the SEC with respect to coverage of futures strategies by mutual funds, and if the guidelines so require will set aside cash and or other appropriate liquid assets (e.g., U.S. Government Securities, other high grade debt obligations, or other allowable securities) in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or such Fund's ability to meet redemption requests or other current obligations.

     Correlation of Price Changes. As noted above, price changes of a Stock Fund's futures positions may not be well correlated with price changes of its other investments because of differences between the underlying indexes and the types of securities the Fund invests in. For example, if a Fund sold a broad-based index futures contract to hedge against a stock market decline while the Fund completed a sale of specific securities in its portfolio, it is possible that the price of the securities could move differently from the broad market average represented by the index futures contract, resulting in an imperfect hedge which could affect the correlation between the Fund's return and that of the respective benchmark index. In the case of an index futures contract purchased by the Fund either in anticipation of actual stock purchases or in an effort to be fully invested, failure of the contract to track its index accurately could hinder such Fund in the achievement of its objective.

     Stock index futures prices can also diverge from the prices of their underlying indexes. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying index, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits for futures contracts. A Fund may sell futures contracts with a greater or lesser value than the securities it wishes to hedge in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases.

     Liquidity of Futures Contracts. Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of seven days for some types of securities, the futures markets can provide liquidity superior to the securities markets in many cases. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. Trading in index futures can also be halted if trading in the underlying index stocks is halted. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, it would prevent prompt liquidation of unfavorable futures positions, and potentially could require a Fund to continue to hold a futures position until the delivery date regardless of potential consequences. If a Fund must continue to hold a futures position, its access to other assets held to cover the position could also be impaired.

     American Depository Receipts (ADRS)
     -----------------------------------

     The European Fund typically invests in sponsored and unsponsored ADRs under normal circumstances. Such investments may subject the Fund to significant investment risks that are different from, and in addition to, those related to investments of U.S. domestic issuers or in the U.S. markets. Unsponsored ADRs may involve additional risks in that they are organized without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as that for sponsored ADRs.

     The value of securities denominated in or indexed to foreign currencies and of dividends and interest from such securities can change significantly when foreign currencies strengthen or weakened relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than the U.S. markets, and prices on some foreign securities can be highly volatile.

     Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may seem more difficult to obtain reliable information regarding an issuer's financial conditions and operations.

     Settlement of transaction in some foreign markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of the Fund's investments. In addition, the cost of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

     Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of the broker-dealer, which may result in substantial delays in settlement. It may also be more difficult to enforce legal rights in foreign countries.

     Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restriction on U.S. investments or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government sponsored enterprises. Investments in foreign countries also involve the risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Manager will be able to anticipate these potential events or counter their effects.


     Options on Securities, Securities Indices and Currencies.
     ---------------------------------------------------------

     The European Fund may purchase put and call options on securities in which it has invested, on foreign currencies represented in its portfolios and on any securities index based in whole or in part on securities in which the Fund may invest. In an effort to minimize risks, the Fund usually will not use options for speculative purposes or as leverage.

     The Fund normally will purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest or a positive change in the currency in which such securities are denominated. The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or a specified amount of a foreign currency at a specified price during the option period.

     The Fund may purchase and sell options traded on U.S. and foreign exchanges. Although the Fund will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. For some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.

     Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi)
discontinuance in the future by one or more exchanges for economic or other reasons, of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and result in the institution by an exchange of special procedures that may interfere with the timely execution of the Fund's orders.


     Securities of Other Investment Companies
     ----------------------------------------

     The European Fund may purchase closed end funds that invest in foreign securities. Unlike open-end investment companies, like the Fund, closed end funds issue a fixed number of shares that trade on major stock exchanges or over the counter. Additionally, closed-end funds do not stand ready to issue or redeem on a continuous basis. Closed-end funds often sell at a discount to net asset value.


     The Nasdaq-100 Index Fund may invest in securities issued by other investment companies. Those investment companies must invest in securities that the Fund can invest in a manner consistent with the Fund's investment objective and policies.

     Applicable  provisions  of the  Investment  Company Act of 1940, as amended
(the "1940 Act") require that a Fund limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 10% of the value of that Fund's total assets will be invested in the aggregate in securities of investment companies as a group; and (b) either (i) that Fund and affiliated persons of that Fund not own together more than 3% of the total outstanding shares of any one investment company at the time of purchase (and that all shares of the investment company held by that Fund in excess of 1% of the company's total outstanding shares be deemed illiquid), or (ii) that Fund not invest more than 5% of its total assets in any one investment company and the investment not represent more than 3% of the total outstanding voting stock of the investment company at the time of purchase. As a shareholder in an investment company, a Fund bear its ratable share of that investment company's expenses, including advisory and administration fees, resulting in an additional layer of management fees and expenses for shareholders. This duplication of expenses would occur regardless of the type of investment company, i.e., open-end (mutual fund) or closed-end.


INVESTMENT RESTRICTIONS

     Except as noted with respect to a Fund, the Trust has adopted the following restrictions as additional fundamental policies of its Funds (unless otherwise noted) which means that they may not be changed without the approval of a majority of the outstanding voting securities of that Fund. Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of the Trust or of a particular Fund means the affirmative vote of the lesser of (l) more than 50% of the outstanding shares of the Trust or of such Fund, or (2) 67% or more of the shares of the Trust or of such Fund present at a meeting of shareholders if more than 50% of the outstanding shares of the Trust or of such Fund are represented at the meeting in person or by proxy. A Fund may not:

     1. Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefor) for temporary or emergency purposes may be made from banks in any amount up to 10% (15% in the case of the Stock Funds) of the Fund's total asset value. However, a Fund will not purchase additional securities while the value of its outstanding borrowings exceeds 5% of its total assets. Secured temporary borrowings may take the form of a reverse repurchase agreement, pursuant to which a Fund would sell portfolio securities for cash and simultaneously agree to repurchase them at a specified date for the same amount of cash plus an interest component. (As a matter of operating policy, the Funds currently do not intend to utilize reverse repurchase agreements, but may do so in the future.)

     2. Except as required in connection with permissible futures contracts (Stock Funds only), buy any securities on "margin" or sell any securities "short," except that it may use such short-term credits as are necessary for the clearance of transactions.

     3. Make loans, except (a) through the purchase of debt securities which are either publicly distributed or customarily purchased by institutional investors,
(b) to the extent the entry into a repurchase agreement may be deemed a loan, or
(c) to lend portfolio securities to broker-dealers or other institutional investors if at least 100% collateral, in the form of cash or securities of the U.S. Government or its agencies and instrumentalities, is pledged and maintained by the borrower.

     4. Act as underwriter of securities issued by other persons except insofar as the Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

     5. With respect to 75% of its total assets, purchase the securities of any one issuer (except securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities, as to which there are no percentage limits or restrictions) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer would exceed 5% of the value of the Fund's total assets, or (b) the Fund would own more than 10% of the voting securities of any such issuer (both the issuer of the municipal obligation as well as the financial institution or intermediary shall be considered issuers of a participation certificate).

     6. Purchase securities from or sell to the Trust's officers and Trustees, or any firm of which any officer or Trustee is a member, as principal, or retain securities of any issuer if, to the knowledge of the Trust, one or more of the Trust's officers, Trustees, or investment adviser own beneficially more than 1/2 of 1% of the securities of such issuer and all such officers and Trustees together own beneficially more than 5% of such securities (non-fundamental for the Stock Funds).

     7. Acquire, lease or hold real estate, except such as may be necessary or advisable for the maintenance of its offices, and provided that this limitation shall not prohibit the purchase of securities secured by real estate or interests therein.

     8. (a) Invest in commodities and commodity contracts, or interests in oil, gas, or other mineral exploration or development programs; provided, however, that a Fund may invest in futures contracts as described in the Prospectus and in this Statement of Additional Information (Stock Funds only).

          (b) Invest in commodities and commodity contracts, puts, calls, straddles, spreads, or any combination thereof, or interests in oil, gas, or other mineral exploration or development programs, except that the Bond Fund may purchase, hold, and dispose of "obligations with puts attached" in accordance with its investment policies (except the Stock Funds).

     9. Invest in companies for the purpose of exercising control or management.

     10. (a) Purchase securities of other investment companies, except to the extent permitted by the 1940 Act and as such securities may be acquired in connection with a merger, consolidation, acquisition, or reorganization (the Stock Funds only).

          (b) Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization (except the Stock Funds).

     11. Purchase illiquid securities, including (under current SEC interpretations) securities that are not readily marketable, and repurchase agreements with more than seven days to maturity if, as a result, more than 10% of the total assets of the Fund would be invested in such illiquid securities.

     12. Invest 25% or more of its assets in securities of any one industry, although for purposes of this limitation, tax-exempt securities and obligations of the U.S. Government and its agencies or instrumentalities are not considered to be part of any industry (both the industry of the issuer of the municipal obligation as well as the industry of the financial institution/intermediary shall be considered in the case of a participation certificate).

     In addition, each Stock Fund has adopted the following restrictions as operating policies, which are not fundamental policies, and may be changed without shareholder approval in accordance with applicable regulations. Each Stock Fund may not:


     1. Engage in short sales of securities.

     2. Invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of a Fund's net assets. Included in such amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on the New York Stock Exchange (the "NYSE") or American Stock Exchange. Warrants acquired by a Fund in units or attached to securities may be deemed to be without value.

     3. Enter into a futures contract or option on a futures contract, if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to initial deposits and premiums on open futures contracts and options on such contracts.

     4. Except for The Nasdaq-100 Fund, invest more than 5% of its total assets in the securities of companies (including predecessors) that have been in continuous operation for a period of less than three years.

     If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of such investment will not constitute a violation of that restriction, except as otherwise noted.

TRUSTEES AND OFFICERS

     The Trustees of the Trust have the responsibility for the overall management of the Trust, including general supervision and review of its Funds' investment activities. The Trustees elect the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and its Funds. The affiliations of the officers and Trustees and their principal occupations for the past five years are listed below. The Trustees and officers of the Trust are identical. Trustees who are deemed to be an "interested person" of the Trust, as defined in the 1940 Act, are indicated by an asterisk (*).


                                               Position and Offices     Principal Occupation
Name and Address             Date of Birth     with the Trusts          within the Past 5 years
-----------------------------------------------------------------------------------------------------------------
*Stephen C. Rogers              6/27/66        President & Trustee      Chief Executive Officer, CCM Partners
44 Montgomery Street                                                    1999 to present; Chief Operating Officer,
Suite 2100                                                              CCM Partners 1997 to 1999;
San Francisco, CA  94104                                                Administrative Officer, CCM Partners
                                                                        1993-1998; Marketing Representative,
                                                                        CCM Partners, 1992 to 1993.

*Phillip W. McClanahan         12/26/35        Vice President,          Director of Investments, CCM Partners
44 Montgomery Street                           Treasurer and            1984-1985; Vice President and Portfolio
Suite 2100                                     Trustee                  Manager, Transamerica Investment
San Francisco, CA 94104                                                 Services; 1966-1984; Vice President and
                                                                        Portfolio Manager, Fireman's Fund
                                                                        Insurance Company and Amfire, Inc.

Harry Holmes                   12/5/25         Trustee                  Principal, Harry Holmes & Associates
Del Ciervo at Midwood                                                   (consulting); 1982-1984: President and
Pebble Beach, CA  93953                                                 Chief Executive Officer, Aspen Skiing
                                                                        Company; 1973-1984: President and
                                                                        Chief Executive Officer, Pebble Beach
                                                                        Company (property management).

John B. Sias                   1/22/27         Trustee                  President and CEO, Chronicle
C/O Chronicle Publishing                                                Publishing Company, 1993 to
901 Mission Street                                                      Present; Director and Executive Vice
San Francisco, CA  94105                                                President, Capital Cities/ABC Inc.
                                                                        and President, ABC Network T.V. Group.

Guy Rounsaville, Jr.           11/26/43        Trustee                  Partner, Allen, Matkins, Leck, Gamble &
333 Bush Street, #1700                                                  Mallory LLP: General Counsel, Wells
San Francisco, CA 94104                                                 Fargo Bank; 1977-1999: Corporate
                                                                        Secretary, Wells Fargo & Company;
                                                                        1978-1999.


     As shown on the following table the Funds pay the fees of the Trustees who are not affiliated with the Manager, which are currently $2,500 per quarter and $500 for each meeting attended. The table provides information regarding all series of CIT as of August 31, 1999.

                                          Pension or            Estimated          Total compensation
                                          retirement benefits   annual             respecting registrant
                          Aggregate       accrued as Fund       benefits upon      and Fund complex
Name/Position             compensation    Expenses              retirement         paid to Trustees
--------------------------------------------------------------------------------------------------------
Stephen C. Rogers             None             None                 None                 None
CEO, Trustee

Phillip W. McClanahan         None             None                 None                 None
Treasurer, Trustee

Harry Holmes                  $12,000          None                 None                 $12,000
Trustee

John B. Sias                  $12,000          None                 None                 $12,000
Trustee

Guy Rounsaville               $12,000          None                 None                 $12,000
Trustee

     As of December 31, 1999 Trustees and Officers as a group owned less than 1% of the outstanding shares of each Fund.

INVESTMENT MANAGEMENT AND OTHER SERVICES

Management Services


     CCM Partners, a California Limited Partnership (the "Manager") is the Manager of the Funds under Investment Management Agreements dated January 18th, 1999 (the "Agreements"). CCM Partners is indirectly controlled by a privately held corporation, RFS, Inc., which in turn is controlled by a family Trust of which Mr. Stephen C. Rogers is a co-trustee.


     Pursuant to the Agreements, the Manager supplies investment research and portfolio management, including the selection of securities for the Funds to purchase, hold, or sell and the selection of brokers or dealers through whom the portfolio transactions of each Fund are executed. The Manager's activities are subject to review and supervision by the Trustees to whom the Manager renders periodic reports of the Funds' investment activities. The Manager, at its own expense, also furnishes the Trust with executive and administrative personnel, office space and facilities, and pays certain additional administrative expenses incurred in connection with the operation of each Fund.

     Each Fund pays for its own operating expenses and for its share of the Trust's expenses not assumed by the Manager, including, but not limited to, costs of custodian services, brokerage fees, taxes, interest, costs of reports and notices to shareholders, costs of dividend disbursing and shareholder record-keeping services (including telephone costs), auditing and legal fees, the fees of the independent Trustees and the salaries of any officers or employees who are not affiliated with the Manager, and its pro-rata portion of premiums on the fidelity bond covering the Fund.

     For the Manager's services, the Bond Fund and the Nasdaq-100 Fund each pay a monthly fee computed at the annual rate of 1/2 of 1% (0.50%) of the value of the average daily net assets of each Fund up to and including assets of $500 million; plus 45/100 of 1% (0.45%) per annum of average net assets over $500 million; and 4/10 of 1% (0.40%) per annum of average net assets over $1 billion. For the Manager's services, the Manager is entitled to a monthly fee from the European Fund computed at the annual rate of 85/100 of 1% (0.75%) of the value of the Funds' average daily net assets.

     Each Agreement provides that the Manager is obligated to reimburse each of the Funds' monthly (through a reduction of its management fees and otherwise) for all expenses (except for extraordinary expenses such as litigation) in excess of 1.00% of each Fund's average daily net assets. The Manager may also reduce its fees in excess of its obligations under the Agreement.


     The Manager has agreed to waive its fees and absorb expenses to the extent necessary to limit total Fund operating expenses through August 31, 2000 to the following annual rates of average net assets of each Fund: Bond Fund-0.55%, the Nasdaq-100 Fund-0.65% and the European Fund-0.95%. The operating expenses, including the management fee and all other expenses (excluding extraordinary expenses), incurred by a Fund in excess of this expense ratio limitation will be reimbursed to that Fund by the Manager out of the management fee.


     The Agreements with respect to the Funds are currently in effect until January 18, 2002. Each Agreement will be in effect thereafter only if it is renewed for each Fund for successive periods not exceeding one year by (i) the Board of Trustees of the Trust or a vote of a majority of the outstanding voting securities of each Fund, and (ii) a vote of a majority of such Trustees who are not parties to said Agreement or an interested person of any such party (other than as a Trustee), cast in person at a meeting called for the purpose of voting on such Agreement.

     Each Agreement may be terminated without penalty at any time by the Trust with respect to one or more of the Funds to which the Agreement applies (either by the Board of Trustees or by a majority vote of the terminating Fund's outstanding shares); or by the Manager on 60 days' written notice, and will automatically terminate in the event of its assignment as defined in the 1940 Act.

     Information regarding advisory fees actually paid to the Manager has not been provided since the Funds were launched on January 18, 2000.

Principal Underwriter

     RFS Partners (the "Distributor"), a California limited partnership, is currently the principal underwriter of each Fund's shares under an underwriting agreement with each Fund, pursuant to which RFS Partners agrees to act as each Fund's distribution agent. Each Fund's shares are sold to the public on a best efforts basis in a continuous offering without a sales load or other commission or compensation. RFS Partners is the general partner of the Funds' Manager. The general partner of RFS Partners is Richard F. Shelton, Inc., a corporation that is controlled by Richard F. Shelton Trust. Mr. McClanahan, a Trustee of the Trust, is a limited partner of RFS Partners. While the shares of each Fund are offered directly to the public with no sales charge, RFS Partners may, out of its own monies, compensate brokers who assist in the sale of a Fund's shares.

Other Services


     Firstar Mutual Fund Services, LLC (the "Shareholder Servicing Agent") is the shareholder servicing agent for the Trust and acts as the Trust's transfer and dividend-paying agent. In such capacities, it performs many services, including portfolio and net asset valuation, bookkeeping, and shareholder recordkeeping.

     Firstar Bank Milwaukee (the "Custodian") acts as custodian of the securities and other assets of the Trust. The Custodian does not participate in decisions relating to the purchase and sale of portfolio securities. Under the custodian agreement, the Custodian (i) maintains a separate account or accounts in the name of each Fund, (ii) holds and transfers portfolio securities on account of each Fund, (iii) accepts receipts and makes disbursements of money on behalf of each Fund, (iv) collects and receives all income and other payments and distribution on account of each Fund's securities and (v) makes periodic reports to the Trustees of each Trust concerning each Fund's operations.

     Tait, Weller & Baker (the "Auditors"), Eight Penn Center Plaza, Suite 800, Philadelphia, Pennsylvania 19103, is the independent auditor for the Trust. The Auditors provide audit services and assistance and consultation with respect to regulatory filings with the SEC. The Auditors also audit the books of each Fund at least once each year.


     The validity of shares of beneficial interest offered hereby has been passed on by Paul, Hastings, Janofsky & Walker LLP, 345 California Street, San Francisco, California 94104.

POLICIES REGARDING BROKER-DEALERS
USED FOR PORTFOLIO TRANSACTIONS

     Decisions to buy and sell securities for the Funds, assignment of their portfolio business, and negotiation of commission rates and prices are made by the Manager, whose policy is to obtain the "best execution" (prompt and reliable execution at the most favorable security price) available. Since it is anticipated that most purchases made by the Bond Fund will be principal transactions at net prices, that Fund will incur few or no brokerage costs. The Bond Fund will normally deal directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker-dealer on its behalf unless it is determined that a better price or execution may be obtained by utilizing the services of a broker-dealer. Purchases of portfolio securities from underwriters may include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will normally include a spread between the bid and asked price.

     When a broker-dealer is used for portfolio transactions, the Manager will seek to determine that the amount of commissions paid is reasonable in relation to the value of the brokerage and research services and information provided, viewed in terms of either that particular transaction or its overall responsibilities with respect to the Funds for which it exercises investment discretion. In selecting broker-dealers and in negotiating commissions, the Manager considers the broker-dealer's reliability, the quality of its execution services on a continuing basis, the financial condition of the broker-dealer, and the research services provided, which include furnishing advice as to the value of securities, the advisability of purchasing or selling specific securities and furnishing analysis and reports concerning state and local governments, securities, and economic factors and trends, and portfolio strategy. The Manager considers such information, which is in addition to and not in lieu of the services required to be performed by the Manager under Agreement, to be useful in varying degrees, but of indeterminable value.

     The Funds may pay brokerage commissions in an amount higher than the lowest available rate for brokerage and research services as authorized, under certain circumstances, by the Securities Exchange Act of 1934, as amended. Where commissions paid reflect research services and information furnished in addition to execution, the Manager believes that such services were bona fide and rendered for the benefit of its clients.

     Provided that the best execution is obtained, the sale of shares of any of the Funds may also be considered as a factor in the selection of broker-dealers to execute the Funds' portfolio transactions. No affiliates of the Funds or of the Manager will receive commissions for business arising directly or indirectly out of portfolio transactions of the Funds.

     If purchases or sales of securities of the Funds are considered at or about the same time, transactions in such securities will be allocated among the several Funds in a manner deemed equitable to all by the Manager, taking into account the respective sizes of the Funds, and the amount of securities to be purchased or sold. It is recognized that it is possible that in some cases this procedure could have a detrimental effect on the price or volume of the security so far as a Fund is concerned. In other cases, however, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions or net prices will be beneficial to a Fund.

     Information regarding brokerage commissions has not been provided since the Funds were launched on January 18, 2000.

ADDITIONAL INFORMATION REGARDING PURCHASES
AND REDEMPTIONS OF FUND SHARES

Purchase Orders

     The purchase price for shares of the Funds is the net asset value of such shares next determined after receipt and acceptance of a purchase order in proper form by the Funds' Custodian, Firstar Bank Milwaukee. Once shares of a Fund are purchased, they begin earning income immediately, and income dividends will start being credited to the investor's account on the day following the effective date of purchase and continue through the day the shares in the account are redeemed. All checks are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. Checks drawn in U.S. funds on foreign banks will not be credited to the shareholder's account and dividends will not begin accruing until the proceeds are collected, which can take a long period of time.

     Payments transmitted by wire and received by the Custodian prior to the close of the Funds, normally at 4:00 p.m. eastern time (1:00 p.m. Pacific time) on any business day are normally effective on the same day as received. Wire payments received by the Custodian after that time will normally be effective on the next business day and such purchases will be made at the net asset value next calculated after receipt of that payment.


Shareholder Accounting

     All purchases of Fund shares will be credited to the shareholder in full and fractional shares of the relevant Fund (rounded to the nearest 1/1000 of a share) in an account maintained for the shareholder by the Trust's transfer agent. Share certificates will not be issued for any Fund at any time. To open an account in the name of a corporation, a resolution of that corporation's Board of Directors will be required. Other evidence of corporate status or the authority of account signatories may also be required.

     The Trust reserves the right to reject any order for the purchase of shares of any Fund, in whole or in part. In addition, the offering of shares of any Fund may be suspended by the Trust at any time and resumed at any time thereafter.

Shareholder Redemptions


     All requests for redemption and all share assignments should be sent to the applicable Fund, 44 Montgomery Street, Suite 2100, San Francisco, California 94104, or, for telephone redemptions, by calling the Fund at (800) 225-8778. For on-line redemptions, visit the the Funds' web site at www.caltrust.com.


     Redemptions will be made in cash at the net asset value per share next determined after receipt by the transfer agent of a redemption request in proper form, including all share assignments, signature guarantees, and other documentation as may be required by the transfer agent. The amount received upon redemption may be more or less than the shareholder's original investment.


     The Trust will attempt to make payment for all redemptions within one business day, but in no event later than seven days after receipt of such redemption request in proper form. However, the Trust reserves the right to suspend redemptions or postpone the date of payment (1) for any periods during which the NYSE is closed (other than for the customary weekend and holiday closings), (2) when trading in the markets the Trust usually utilizes is restricted or an emergency exists, as determined by the Securities and Exchange Commission ("SEC"), so that disposal of the Trust's investments or the determination of a Fund's net asset value is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for the protection of a Trust's shareholders. Also, the Trust will not mail redemption proceeds until checks used for the purchase of the shares have cleared, which can take up to 15 days.


     As of the date of this Statement of Additional Information, the Trust understands that the NYSE is closed for the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas. The Trust has been advised that the Custodian is also closed on Martin Luther King's Birthday. On holidays in which the Custodian is closed, any transactions will be processed on the following business day.

     Due to the relatively high cost of handling small investments, the Trust reserves the right to redeem, involuntarily, at net asset value, the shares of any shareholder whose accounts in the Funds have an aggregate value of less than $5,000 ($1,000 in the case of the Stock Funds), but only where the value of such accounts has been reduced by such shareholder's prior voluntary redemption of shares. In any event, before the Trust redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in that shareholder's account is less than the minimum amount and allow that shareholder 30 days to make an additional investment in an amount which will increase the aggregate value of that shareholder's account to at least $5,000 before the redemption is processed ($1,000 in the case of the Stock Funds).

     Use of the Exchange Privilege as described in the Prospectus in conjunction with market timing services offered through numerous securities dealers has become increasingly popular as a means of capital management. In the event that a substantial portion of a Fund's shareholders should, within a short period, elect to redeem their shares of that Fund pursuant to the Exchange Privilege, the Fund might have to liquidate portfolio securities it might otherwise hold and incur the additional costs related to such transactions. The Exchange Privilege may be terminated or suspended by the Funds upon 60 days' prior notice to shareholders.

Redemptions in Kind

     The Trust has committed itself to pay in cash all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the applicable Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption in excess of such amounts, the Trustees reserve the right to make payments in whole or in part in securities or other assets of the Fund from which the shareholder is redeeming in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of that Fund or the Trust. In such circumstances, the securities distributed would be valued at the price used to compute such Fund's net asset value. Should a Fund do so, a shareholder would likely incur transaction fees in converting the securities to cash.

Determination of Net Asset Value Per Share ("NAV")

     The portfolio securities of the Bond Fund and the Stock Funds are generally valued at the last reported sale price. Securities held by a Stock Fund that have no reported last sale for any day that that Fund's NAV is calculated and securities and other assets for which market quotations are readily available are valued at the latest available bid price. Portfolio securities held by the Bond Fund for which market quotations are readily available are valued at the latest available mean between the bid and ask price. All other securities and assets are valued at their fair value as determined in good faith by the Board of Trustees. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis unless the Trustees determine that such valuation does not reflect fair value. The Trust may also utilize a pricing service, bank, or broker/dealer experienced in such matters to perform any of the pricing functions.

TAXATION

     Each Fund is treated as a separate entity and intends to qualify in each year to be treated as a separate "regulated investment company" under the Internal Revenue Code of 1986 (the "Code"). Each of the Funds has elected such treatment. To qualify for the tax treatment afforded a regulated investment company under the Code, a Fund must distribute for each fiscal year at least 90% of its taxable income (including net realized short-term capital gains) and tax-exempt net investment income and meet certain source of income, diversification of assets and other requirements of the Code. Provided a Fund continues to qualify for such tax treatment, it will not be subject to federal income tax on the part of its net investment income and its net realized capital gains which it distributes to shareholders, nor will it be subject to Massachusetts or California income or excise taxation. Each Fund must also meet certain Code requirements relating to the timing of its distributions, which generally require the distribution of substantially all of its taxable income and capital gains each calendar year, in order to avoid a 4% federal excise tax on certain retained amounts.

     Each Stock Fund may purchase or sell futures contracts. Such transactions are subject to special tax rules which may affect the amount, timing and character of distributions to shareholders. Unless a stock Fund is eligible to make and makes a special election, such futures contracts that are "Section 1256 contracts" (such as a futures contract the margin requirements for which are based on a marked-to-market system and which is traded on a "qualified board or exchange") will be "marked to market" for federal income tax purposes at the end of each taxable year, i.e., each futures contract will be treated as sold for its fair market value on the last day of the taxable year. In general, unless the special election is made, gain or loss from transactions in such futures contracts will be 60% long-term and 40% short-term capital gain or loss.

     Code Section 1092, which applies to certain "straddles", may affect the taxation of a Stock Fund's transactions in futures contracts. Under Section 1092, a Stock Fund may be required to postpone recognition for tax purposes of losses incurred in certain closing transactions in futures.

     Dividends of net investment income and realized net short-term capital gains in excess of net long-term capital losses are taxable to shareholders as ordinary income, whether such distributions are taken in cash or reinvested in additional shares. Distributions of net long-term capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses), if any, are taxable as long-term capital gains, whether such distributions are taken in cash or reinvested in additional shares, and regardless of how long shares of a Fund have been held. The current maximum federal individual tax rate applicable to ordinary income is 39.6%. The current maximum federal individual tax rate applicable to net long-term capital gains is 20% for investments held longer than 12 months. Dividends declared by a Fund in October, November, or December of any calendar year to shareholders of record as of a record date in such a month will be treated for federal income tax purposes as having been received by shareholders on December 31 of that year if they are paid during January of the following year.

     A portion of each Stock Fund's ordinary income dividends may qualify for the dividends received deduction available to corporate shareholders under Code
Section 243 to the extent that the Fund's income is derived from qualifying dividends. Availability of the deduction is subject to certain holding periods and debt-financing limitations. Because a Fund may also earn other types of income such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from a Fund that qualifies for the deduction generally will be less than 100%. Each Stock Fund will notify corporate shareholders annually of the percentage of Fund dividends that qualifies for the dividends received deduction.

     Each Fund is required to file information reports with the IRS with respect to taxable distributions and other reportable payments made to shareholders. The Code requires backup withholding of tax at a rate of 31% on redemptions (except redemptions of Bond Fund shares) and other reportable payments made to non-exempt shareholders if they have not provided the Fund with their correct social security or other taxpayer identification number and made the certifications required by the IRS or if the IRS or a broker has given notification that the number furnished is incorrect or that withholding applies as a result of previous underreporting. Such withholding will apply to the proceeds of redemption or repurchase of Fund (except the Bond Fund) shares for which the correct taxpayer identification number has not been furnished in the manner required or if withholding is otherwise applicable. Therefore, investors should make certain that their correct taxpayer identification number and completed certifications are included in the application form when opening an account.

     The information above is only a summary of some of the tax considerations generally affecting the Funds and their shareholders. No attempt has been made to discuss individual tax consequences and this discussion should not be construed as applicable to all shareholders' tax situations. Investors should consult their own tax advisers to determine the suitability of a particular Fund and the applicability of any federal, state, local, or foreign taxation. Paul, Hastings, Janofsky & Walker LLP has expressed no opinion in respect thereof. Foreign shareholders should consider, in particular, the possible application of U.S. withholding taxes on certain taxable distributions from a Fund at rates up to 30% (subject to reduction under certain income tax treaties).

HOW ARE DIVIDENDS, DISTRIBUTIONS AND TAXES HANDLED

     Each business day, we credit the Bond Fund shareholder account with a dividend consisting of substantially all of the net investment income earned by the Fund since the last dividend. Such dividends are then paid on the last business day of each month. If you redeem all shares in Bond Fund account at any time during a month, all dividends credited to your account are paid to you along with the proceeds of redemption. On the last business day of the month (payment date), we will distribute dividends to Short-Term Government Fund shareholders substantially equal to all the net investment income earned by each Fund during that month. Shareholders eligible for the dividend are those who hold shares as of the date of record, which is the next to the last business day of that month.

     Shareholders who reinvest their dividends will have their dividends reinvested on the payment date of that month, at that day's closing price. We will mail dividends to shareholders typically on the next business day following the payment date. Investors who select our Electronic Funds Transfer ("EFT") option will have their personal accounts credited normally within three business days following the payment date.

     Each Stock Fund ordinarily pays dividends from net investment income quarterly and distributes net realized securities gains, if any, annually, but may make distributions on a more frequent basis to comply with the distribution requirements of the Code, and in all events in a manner consistent with the provisions of the 1940 Act. On the last business day of March, June, September and December we distribute dividends to shareholders of each Stock Fund substantially equal to all the net investment income earned by each Stock Fund during the prior three months payable to shareholders of record as of the second to the last business day of March, June, September and December, respectively.

     Unless you otherwise indicate on your account application or notify the Shareholder Servicing Agent in writing later that you wish to receive cash, we will automatically reinvest all income dividends and capital gains distributions in additional shares of the Fund from which they were paid at no cost to you. Distributions are treated in the same manner for tax purposes whether paid in cash or reinvested in additional shares.

     The Funds will not make distributions from net realized securities gains unless capital loss carryovers, if any, have been utilized by each Fund or have expired. Fund expenses are accrued daily and deducted before declaration of dividends to investors.

     For tax purposes, each Fund is treated as a separate taxable entity. Thus, any distributions of capital gains are on a per Fund basis rather than aggregated for the Trust as a whole. Any capital gains you may receive on your investment in the Funds are taxable (unless you are a tax-exempt organization that has not borrowed money to purchase shares). One annual payment from net realized capital gains (after offsetting any available capital loss carryovers) of each Fund, if any, will be distributed for the 12-month period ending October
31. When these distributions represent a Fund's long-term capital gains, the Code treats them that way for you, whether you take them in cash or reinvest them in additional shares, and regardless of how long you have been a shareholder. The determining factor is how long the Fund held the securities that produced the gains. You also may receive distributions of short-term capital gains, which will be taxed as ordinary income. Any dividend or distribution declared in October, November or December as of a record date in such months and paid in the following January will be treated as received on December 31 for federal tax purposes. Shareholders will be informed after the close of each calendar year as to the federal income tax consequences of distributions made each year.

     You may  also  realize  a gain or a loss in any year in  which  you  redeem
(sell) shares since the net asset value of the Funds fluctuate. The tax treatment will depend, of course, on how long you owned your shares and on your individual tax position. Any loss realized upon the redemption of shares within six months from the date of their purchase will be disallowed to the extent of tax-exempt dividends received during such period or will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period. In addition, all or a portion of any such loss will be disallowed to the extent other shares of the same Fund are acquired (including by reinvestment of dividends) within 30 days before or after such redemption.

     We use the accounting practice called equalization for the Funds in order to avoid the dilution of the dividends payable to existing shareholders. Under this procedure, that portion of the net asset value per share of the Fund which is attributable to undistributed income is allocated as a credit to undistributed income in connection with the purchase of shares or a debit to undistributed income in connection with the redemption of shares. Thus, after every distribution, the value of a share drops by the amount of the distribution. If you purchase shares of one of these Funds before the record date of a distribution (the next to the last business day of the month) and elect to have distributions paid to you in cash, you will pay the full price for the shares and then receive some portion of that price back in the form of a taxable distribution. This is sometimes referred to as buying a dividend. Dividends and distributions from net realized short-term securities gains paid or credited to accounts maintained by U.S. nonresident shareholders also may be subject to U.S. nonresident withholding taxes.

     Notice as to the tax status of your dividends and distributions is mailed to you annually. We will send you a statement of your account at least quarterly and after every transaction that affects your share balance or registration.

YIELD DISCLOSURE AND PERFORMANCE INFORMATION

     As noted elsewhere in this Statement of Additional Information, each Fund may from time to time quote various performance figures in advertisements and investor communications to illustrate the Fund's past performance. Performance information published by the Funds will be in compliance with rules adopted by the SEC. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by a Fund be accompanied by certain standardized performance information computed as required by the SEC. An explanation of the methods used by the Funds to compute or express performance is discussed below.

Total Return

     Total return for the Funds may be stated for any relevant period as specified in the advertisement or communication. From time to time each Fund may publish its total return. Yield information for the Short-Term Government Fund will be accompanied by total return information on the Fund. Total return information will state each Fund's average annual compounded rates of return over the most recent four calendar quarters and over the life of the Fund, based upon the value of shares acquired through a hypothetical $1,000 investment at the beginning of the specified period and the net asset value of such shares at the end of the period assuming reinvestment of all distributions at net asset value. Each Fund also may advertise aggregate and average total return information over different periods of time. It is calculated according to the following standardized formula:

               n
         P(1+T)   =  ERV

where:

P = a hypothetical initial purchase order of $1,000 from which the maximum sales load is deducted
T =   average annual total return
n =   number of years
ERV = ending redeemable value of the hypothetical $1,000 purchase at the end of the period

     Aggregate total return information is calculated by the following formula:

     ERV - P
     -------
        P

P =   a hypothetical initial payment of $1,000.
ERV = Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5- or 10-year period at the end of a 1-, 5- or 10- year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions and complete redemption of the hypothetical investment at the end of the measuring period.

Yield

     As stated elsewhere in this Statement of Additional Information, the Bond Fund may also quote its current yield and, where appropriate, effective yield and tax equivalent yield in advertisements and investor communications.

     The current yield for the Bond Fund is determined by dividing the net investment income per share earned during a specified 30-day period by the net asset value per share on the last day of the period and annualizing the resulting figure, according to the following formula:

                                 6
         Yield = 2[(((a-b)/cd)+1)  - 1)] where:

a = dividends and interest earned during the period;
b = expenses accrued for the period (net of reimbursements);
c = the average daily number of shares  outstanding  during the period that were entitled to receive dividends;
d = the maximum offering price per share on the last day of the period.

     Information regarding total return, aggregate total return and yield of the Funds was not provided since the Funds were launched on January 18, 2000.


Distribution Rate

     Each Fund may also include a reference to its current distribution rate in investor communications and sales literature preceded or accompanied by the Prospectus, reflecting the amounts actually distributed to shareholders. All calculations of a Fund's distribution rate are based on the distributions per share which are declared, but not necessarily paid, during the fiscal year. The distribution rate is determined by dividing the distributions declared during the period by the net asset value per share on the last day of the period and annualizing the resulting figure. In calculating its distribution rate, each Fund uses the same assumptions that apply to the calculation of yield. The distribution rate will differ from a Fund's yield because it may include capital gains and other items of income not reflected in that Fund's yield, as well as interest income received by that Fund and distributed to shareholders which is reflected in that Fund's yield. The distribution rate does not reflect capital appreciation or depreciation in the price of a Fund's shares and should not be considered to be a complete indicator of the return to the investor on his/her investment.

Comparisons

     From time to time, advertisements and investor communications may compare a Fund's performance to the performance of other investments as reported in various indices or averages, in order to enable an investor to evaluate better how an investment in a particular Fund might satisfy his/her investment objectives. The Funds may also publish an indication of past performance as measured by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual Funds. The Lipper performance analysis includes the reinvestment of dividends and capital gains distributions, but does not take any sales charges into consideration and is prepared without regard to tax consequences. In addition to Lipper, the Funds may publish an indication of past performance as measured by other independent sources. such as **NoLOAD Fund*XR, a mutual fund monitoring system, the American Association of Individual Investors, Weisenberger Investment Companies Services, Donoghue's Money Fund Report, Barron's, Business Week, Financial World, Money Magazine, Forbes, and The Wall Street Journal.

     The Bond Fund may also quote (among others) the following indices of bond prices prepared by Salomon Brothers, Inc,. These indices are not managed for any investment goal. Their composition may, however, be changed from time to time by Salomon Brothers, Inc.

     The performance of a Fund may also be compared to compounded rates of return regarding a hypothetical investment of $2,000 at the beginning of each year, earning interest throughout the year at the compounding interest rates of 5%, 7.5% and 10%.

     In assessing any comparisons of total return or yield, an investor should keep in mind that the composition of the investments in a reported average is not identical to a Fund's portfolio, that such averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its total return or yield. In addition, there can be no assurance that a Fund will continue its performance as compared to any such averages.

MISCELLANEOUS INFORMATION

     Other than the Stock Funds, shareholders of a Fund who so request may have their dividends paid out monthly in cash. Shareholders of the Stock Funds who so request may have their dividends paid out quarterly in cash.


     The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of Trust assets for any shareholder held personally liable for obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Fund(s) of which a shareholder holds shares. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company as distinguished from an operating company would not likely give rise to liabilities in excess of a Fund's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and a Trust itself is unable to meet its obligations.

     Although each Fund is offering only its own shares by this joint Statement of Additional Information and joint Prospectus, it is possible that a Fund might become liable for any misstatements in this Statement of Additional Information or in the Prospectus about one of the other Funds. The Board of Trustees of the Trust has considered this possibility in approving the use of a joint Prospectus and Statement of Additional Information.

     Among the Board's powers enumerated in the Declaration of Trust is the authority to terminate the Trust or any of its series, or to merge or consolidate the Trust or one or more of its series with another trust or company without the need to seek shareholder approval of any such action.


     As of January 18, 2000,  the sole  initial  shareholder  of the Funds,  the
Distributor,   held   substantially   all  of  the   shares  of  the  Funds  for
organizational purposes.


Financial Statements

     There are no financial statements for the Funds since the Funds were launched on January 18, 2000.

                         CALIFORNIA INVESTMENT TRUST II

                                    FORM N-1A

                           ---------------------------

                                     PART C

                                OTHER INFORMATION

                           ---------------------------

Item 23.  Exhibits

          (a) Agreement and Declaration of Trust dated September 11, 1985 is incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement as filed on December 22, 1999 ("Post-Effective Amendment No. 28").

          (b) By-Laws is incorporated by reference Post-Effective Amendment No. 28.

          (c)  Instruments Defining Rights of Security Holder - Not applicable.

          (d)  Investment Advisory Contracts

               (1)  Investment Management Agreement dated January 13, 2000.

               (2)  Investment Management Agreement dated January 13, 2000.

               (3)  Investment Management Agreement dated January 13, 2000.

          (e) Underwriting Agreement dated April 13, 1992 is incorporated by reference Post-Effective Amendment No. 28.

          (f)  Bonus or Profit Sharing Contracts - Not applicable.

          (g)  Form  of  Custodian   Agreement  is   incorporated  by  reference
               Post-Effective Amendment No. 28.

          (h)  Other Material Contracts - Not applicable.

          (i)  Opinion of Counsel as to legality of shares - Filed herewith.

          (j)  Other opinions - Not applicable.

          (k)  Omitted Financial Statements - Not applicable.

          (l)  Initial Capital Agreement - Not applicable.

          (m)  Rule 12b-1 Plan - Not Applicable.

          (n) Financial Data Schedule - Financial Data Schedule is incorporated by reference to Form NSAR-B filed on October 29, 1999.

          (o)  Rule 18f-3 - Not applicable.

Item 24.  Persons Controlled by or under Common Control with Registrant.

          As of the date of this Post-Effective Amendment, to the knowledge of the Registrant, the Registrant did not control any other person, nor was it under common control with another person.

Item 25.  Indemnification

          Please see Article VI of By-Laws (filed herewith). Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:

          "Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

          Notwithstanding the provisions contained in the Registrant's By-Laws, in the absence of authorization by the appropriate court on the merits pursuant to Sections 4 and 5 of Article VI of said By-Laws, any indemnification under said Article shall be made by Registrant only if authorized in the manner provided in either subsection (a) or (b) of Section 6 of Article VI.

Item 26.  Business and Other Connections of Investment Adviser.

          CCM Partners, a California Limited Partnership, is the Registrant's investment adviser with respect to these Funds as well as other series of the Trust. CCM Partners has been engaged during the past two fiscal years as the investment adviser of the California Investment Trust, a diversified, open-end management investment company, which comprises the following series: California Tax-Free Income Fund, California Insured Intermediate Fund and California
Tax-Free Money Market Fund. The principal business address of California Investment Trust is 44 Montgomery Street, Suite 2100, San Francisco, California 94104.

          From December, 1990 through February 27, 1993, CCM Partners also served as investment adviser of the California Tax-Free Money Trust, a registered management investment company. The principal business address of California Tax-Free Money Trust is 6 St. James Avenue, Boston, Massachusetts 02116.

          The officers of CCM Partners are Phillip W. McClanahan and Stephen C. Rogers. Phillip W. McClanahan has served as an officer and Trustees of the Registrant and California Investment Trust during the past two fiscal years. Stephen C. Rogers, an officer of CCM Partners, has also served as an officer of the Registrant and California Investment Trust since October 1994. Stephen C. Rogers was elected to the Board as Secretary and Trustee on August 4, 1998. He was elected as Chairman of the Board on October 26, 1999. For additional information, please see Part A of this Registration Statement.

Item 27.  Principal Underwriters

          RFS Partners, Inc. is the principal underwriter, and in that capacity distributes the shares of the Funds. RFS Partners also serves as principal underwriter for the California Investment Trust II. Certain limited partners of RFS Partners also serve as officers and/or trustees of the Registrant.

Item 28.  Locations of Accounts and Records.

          The accounts,  books or other  documents  required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are kept by Registrant's Shareholder Servicing and Transfer Agent, Firstar Mutual Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Item 29.  Management Services

          All management-related service contracts are discussed in Part A or Part B of this Form N-1A.

Item 30.  Undertakings.

          (a)  not applicable

          (b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's last Annual Report to Shareholders, upon request and without charge.

          (c)  Registrant  has  undertaken  to comply with Section  16(a) of the
               Investment Company Act of 1940, as amended, which requires the prompt convening of a meeting of shareholders to elect trustees to fill vacancies in the Registrant's Board of Trustees in the event that less than a majority of the Trustees have been elected to such position by shareholders. Registrant has also undertaken promptly to call a meeting of shareholders for the purpose of voting upon the question of removal of Trustee or Trustees when requested in writing to do so by the record holders of not less than 10% of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of section 16(c) of the Investment Company Act of 1940, as amended.

          Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and that the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, the State of California, on the 12th day of January, 2000.

                                        CALIFORNIA INVESTMENT TRUST II
                                        ---------------------------
                                        (Registrant)


                                        By:/s/ Stephen C. Rogers
                                           -----------------------------
                                           Stephen C. Rogers, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Stephen C. Rogers *       Principal Executive Officer,          January 12, 2000
----------------------    Secretary and Trustee
Stephen C. Rogers

Phillip W. McClanahan*    Principal Financial and Accounting    January 12, 2000
----------------------    Officer and Trustee
Philip W. McClanahan

Harry Holmes*             Trustee                               January 12, 2000
----------------------
Harry Holmes

John B. Sias*             Trustee                               January 12, 2000
----------------------
John B. Sias

Guy Rounsaville*          Trustee                               January 12, 2000
----------------------
Guy Rounsaville, Jr.

* By: /s/ Julie Allecta
      ----------------------------------------
      Julie Allecta, Attorney-in-Fact Pursuant
      to Power of Attorney previously filed.